Commitments and Contingencies - Future Minimum Rentals Payable Under Non-cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum rentals payable under non-cancellable operating leases	¥ 35,363	$ 5,586	¥ 26,188
One Year or Less [Member] | With third parties [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum rentals payable under non-cancellable operating leases	14,058	2,221	11,338
One Year or Less [Member] | With Related Parties [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum rentals payable under non-cancellable operating leases	5,578	881	800
After one year but not more than five years [Member] | With third parties [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum rentals payable under non-cancellable operating leases	14,003	2,212	12,537
After one year but not more than five years [Member] | With Related Parties [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum rentals payable under non-cancellable operating leases	¥ 1,724	$ 272	1,399
More Than Five Years [Member] | With third parties [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum rentals payable under non-cancellable operating leases			¥ 114